Cover	Nov. 04, 2026
Cover [Abstract]
Entity Central Index Key	0001806952
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Document Type	8-K
Entity Registrant Name	Lyell Immunopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40502
Entity Tax Identification Number	83-1300510
Entity Address, Address Line One	201 Haskins Way
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	695-0677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LYEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false